Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Allowance for doubtful accounts	$ 21.4	$ 22.7
Liabilities and Shareholders' Equity (Deficit)
Convertible perpetual preferred stock, par value	$ 0.10	$ 0.10
Convertible perpetual preferred stock, shares authorized	1,500,000	1,500,000
Convertible perpetual preferred stock, shares issued	400,000	400,000
Convertible perpetual preferred stock, liquidation preference	$ 1,000	$ 1,000
HealthSouth shareholders' equity (deficit):
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	99,735,959	97,626,393
Treasury stock, shares	4,489,079	4,180,025